Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedges, Assets [Abstract]
Summary Of Accumulated Other Comprehensive Loss Related To Derivatives
The following table summarizes the activity in accumulated other comprehensive income (loss) related to the derivatives held by the Company during the years ended December 31, 2011, 2010 and 2009 (in millions):

	Before-Tax Amount	Income Tax (1)	After-Tax Amount (1)
Accumulated derivative net losses as of December 31, 2008	$(54.1)	$(17.4)	$(36.7)
Net changes in fair value of derivatives	34.6	13.7	20.9
Net losses reclassified from accumulated other comprehensive loss into income	18.1	3.6	14.5
Accumulated derivative net losses as of December 31, 2009	(1.4)	(0.1)	(1.3)
Net changes in fair value of derivatives	—	0.6	(0.6)
Net losses reclassified from accumulated other comprehensive loss into income	3.1	—	3.1
Accumulated derivative net gains as of December 31, 2010	1.7	0.5	1.2
Net changes in fair value of derivatives	(1.5)	(1.3)	(0.2)
Net gains reclassified from accumulated other comprehensive loss into income	(5.6)	(0.4)	(5.2)
Accumulated derivative net losses as of December 31, 2011	$(5.4)	$(1.1)	$(4.3)

Fair Value Of Derivative Instruments
The table below sets forth the fair value of derivative instruments as of December 31, 2011 (in millions):

	Asset Derivatives As of December 31, 2011		Liability Derivatives As of December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative instruments designated as hedging instruments:
Foreign currency contracts	Other current assets	$—	Other current liabilities	$4.3
Derivative instruments not designated as hedging instruments:
Foreign currency contracts	Other current assets	7.3	Other current liabilities	7.9
Total derivative instruments		$7.3		$12.2
The table below sets forth the fair value of derivative instruments as of December 31, 2010 (in millions):

	Asset Derivatives As of December 31, 2010		Liability Derivatives As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative instruments designated as hedging instruments:
Foreign currency contracts	Other current assets	$2.3	Other current liabilities	$—
Derivative instruments not designated as hedging instruments:
Foreign currency contracts	Other current assets	12.0	Other current liabilities	8.7
Total derivative instruments		$14.3		$8.7